Segment Information - Net Sales Including Net Sales of Discontinued Operations by Geographic Area (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 81,083,384	$ 123,538,112	$ 100,954,504
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	533,077	501,665	562,066
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	326,298	4,469,428	3,213,506
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	49,423	47,969,847	38,808,728
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	80,174,586	70,596,126	58,360,791
Other Regions [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales		$ 1,046	$ 9,413